Fair Value of Assets And Liabilities - Quantitative Information about Assets Measured at Fair Value on Nonrecurring Basis (Details) (Fair Value Measurements Nonrecurring [Member], USD $)			12 Months Ended								12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Impaired Loans [Member]	Dec. 31, 2013 Impaired Loans [Member] Minimum [Member]	Dec. 31, 2013 Impaired Loans [Member] Maximum [Member]	Dec. 31, 2013 Foreclosed Real Estate [Member]	Dec. 31, 2013 Foreclosed Real Estate [Member] Minimum [Member]	Dec. 31, 2013 Foreclosed Real Estate [Member] Maximum [Member]	Dec. 31, 2013 Fair Value Level 3 [Member]	Dec. 31, 2012 Fair Value Level 3 [Member]	Dec. 31, 2013 Fair Value Level 3 [Member] Impaired Loans [Member]		Dec. 31, 2013 Fair Value Level 3 [Member] Impaired Loans [Member] Minimum [Member]	Dec. 31, 2013 Fair Value Level 3 [Member] Impaired Loans [Member] Maximum [Member]	Dec. 31, 2013 Fair Value Level 3 [Member] Foreclosed Real Estate [Member]		Dec. 31, 2013 Fair Value Level 3 [Member] Foreclosed Real Estate [Member] Minimum [Member]	Dec. 31, 2013 Fair Value Level 3 [Member] Foreclosed Real Estate [Member] Maximum [Member]	Dec. 31, 2013 Impaired Loans [Member]	Dec. 31, 2012 Impaired Loans [Member]	Dec. 31, 2013 Impaired Loans [Member] Fair Value Level 3 [Member]	Dec. 31, 2012 Impaired Loans [Member] Fair Value Level 3 [Member]	Dec. 31, 2013 Foreclosed Real Estate [Member]	Dec. 31, 2012 Foreclosed Real Estate [Member]	Dec. 31, 2013 Foreclosed Real Estate [Member] Fair Value Level 3 [Member]	Dec. 31, 2012 Foreclosed Real Estate [Member] Fair Value Level 3 [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Assets, Fair Value Disclosure	$ 44,195,399	$ 30,938,375							$ 44,195,399	$ 30,938,375									$ 30,830,431	$ 25,525,940	$ 30,830,431	$ 25,525,940	$ 13,364,968	$ 5,412,435	$ 13,364,968	$ 5,412,435
Fair Value Measurements, Valuation Techniques											Appraisal of collateral	[1]			Appraisal	[1]
Fair Value Measurements, Unobservable Input			Discount for lack of marketability and age of appraisal			Discount for lack of marketability and age of appraisal					Liquidation expenses	[2]			Liquidation expenses	[2]
Fair Value Measurements, Range				0.00%	(92.00%)		0.00%	(18.00%)					0.00%	8.00%			0.00%	(7.00%)
Fair Value Measurements, Weighted Average			3.39%			1.30%					(6.89%)				(6.90%)

[1]	(1) Fair value is generally determined through independent appraisals of the underlying collateral, which generally include level 3 inputs which are not identifiable.
[2]	(2) Appraisals may be adjusted by management for qualitative factors including estimated liquidation expenses. The range of adjustments including liquidation expenses is presented as a percent of the appraisal.